Financial Risk Management - Disclosure of Detailed Information About Cash Flow Hedged Items (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Disclosure of financial assets [line items]
Notional value	R$ 3,690,054
Fair value	1,873,764
Accumulated contract gain (loss)	243,437
Gain in the 12-month period	R$ 178,006
Currency Swap Contract One [Member]
Disclosure of financial assets [line items]
Hedged item	Currency
Notional currency	BRL
Notional value	R$ 2,576,020
Fair value	1,879,348
Accumulated contract gain (loss)	249,021
Gain in the 12-month period	R$ 183,342
Forward contract (The Body Shop)
Disclosure of financial assets [line items]
Hedged item	Currency
Notional currency	BRL
Notional value	R$ 1,096,227
Fair value	(4,882)
Accumulated contract gain (loss)	(4,882)
Gain in the 12-month period	R$ (5,135)
Forward contract (Natura Indústria)
Disclosure of financial assets [line items]
Hedged item	Currency
Notional currency	BRL
Notional value	R$ 17,807
Fair value	(702)
Accumulated contract gain (loss)	(702)
Gain in the 12-month period	R$ (201)